October 23, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C.  20549

Subject:	Nationwide Variable Account-II of
Nationwide Life Insurance Company
SEC File No. 333-177729
CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - II (the “Variable Account”) and Nationwide Life Insurance Company ("Company"), we certify that the form of the Prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which is effective November 5, 2012.

Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ BEN MISCHNICK

Ben Mischnick
Senior Counsel